TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
b.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2013	2014	2015

Domestic	$475	$1,087	$1,007
Foreign	2,360	2,218	2,141

	$2,835	$3,305	$3,148

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
c.	Taxes on income are comprised as follows:

	Year Ended December 31,
	2013	2014	2015

Current taxes	$542	$451	$806
Deferred taxes	(1,946)	2,940	1,976

	$(1,404)	$3,391	$2,782

Domestic	$(634)	$2,122	$1,458
Foreign	(770)	1,269	1,324

	$(1,404)	$3,391	$2,782

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Net operating loss carry-forward	$48,392	$47,646
Reserves and allowances	9,780	9,682

Net deferred tax assets before valuation allowance	58,172	57,328
Less - Valuation allowance	(53,980)	(55,112)

Deferred tax asset	$4,192	$2,216

Deferred tax liability	$-	$(557)

Deferred tax asset
Domestic:	2,232	1,141
Foreign:	1,960	1,075
	$4,192	$2,216

Deferred tax liability
Foreign:	$-	$(557)

Schedule Of Income Tax Reconciliation Between Theoretical And Actual Tax Expenses Benefit [Table Text Block]
e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2013	2014	2015

Income before taxes, as reported in the consolidated statements of operations	$2,835	$3,305	$3,148

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax expense on the above amount at the Israeli statutory tax rate	$709	$876	$834
Income tax at rate other than the Israeli statutory tax rate	310	353	361
Tax advances, withholding tax and non-deductible expenses, including stock-based compensation expenses	518	897	1,338
Losses for which a valuation allowance was provided (utilized)	(2,929)	1,101	209
Tax adjustment in respect of different tax rates	(148)	-	-
State and Federal taxes	163	136	137
Foreign exchange	(20)	17	-
Impairment of tax advances	64	-	-
Other	(71)	11	(97)

Actual tax expense (benefit)	$(1,404)	$3,391	$2,782